Basis of Presentation (Narrative) (Details) - CAD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about Basis of Presentation [Abstract]
Accumulated deficit	$ 35,361,422	$ 34,410,675	$ 35,361,422	$ 36,578,042	$ 33,573,883
Net loss	$ 950,748	$ 370,409	$ 1,787,539	$ 3,004,159	$ 2,783,866	$ 6,014,330